Document and Entity Information	Sep. 07, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 07, 2021
Entity Registrant Name	Cincinnati Bell Inc.
Entity Incorporation, State or Country Code	OH
Entity File Number	001-8519
Entity Tax Identification Number	31-1056105
Entity Address, Address Line One	221 East Fourth Street
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	513
Local Phone Number	397-9900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000716133
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Shares ($0.01 par value)
Trading Symbol	CBB
Security Exchange Name	NYSE
Depositary Shares, each representing 1/20 interest in a Share of 6 3/4% Cumulative Convertible Preferred Stock, without par value [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Depositary Shares, each representing 1/20 interest in a Share of 6 3/4% Cumulative Convertible Preferred Stock, without par value
Trading Symbol	CBB.PB
Security Exchange Name	NYSE